Cover	Feb. 22, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jun. 17, 2021
Entity Registrant Name	HF Foods Group Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38013
Entity Tax Identification Number	81-2717873
Entity Address, Address Line One	19319 Arenth Avenue
Entity Address, City or Town	City of Industry
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91748
City Area Code	626
Local Phone Number	338-1090
Title of 12(b) Security	Common Stock, $0.0001 par value
Trading Symbol	HFFG
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001680873
Amendment Flag	false